Property, Plant and Equipment - Disclosure of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 4,269.4
Net impairment (reversal) charge	12.2	$ (455.5)
Balance, end of the year	4,162.8	4,269.4
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	107.6
Balance, end of the year	195.2	107.6
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,241.4
Balance, end of the year	2,131.5	2,241.4
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,811.8
Balance, end of the year	1,749.2	1,811.8
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	108.6
Balance, end of the year	86.9	108.6
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	7,403.4	6,795.9
Additions	366.1	679.2
Changes in asset retirement obligations	8.7	(21.4)
Disposals/derecognition	38.6	50.3
Transfers of Côté Gold Construction in progress		0.0
Transfers within property, plant and equipment	0.0	0.0
Balance, end of the year	7,739.6	7,403.4
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	107.6	2,409.4
Additions	123.2	320.0
Changes in asset retirement obligations	0.0	0.0
Disposals/derecognition	0.0	0.0
Transfers of Côté Gold Construction in progress		(2,367.1)
Transfers within property, plant and equipment	(35.6)	(254.7)
Balance, end of the year	195.2	107.6
Cost | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	4,119.8	2,692.9
Additions	123.6	253.4
Changes in asset retirement obligations	8.7	(21.4)
Disposals/derecognition	0.0	0.0
Transfers of Côté Gold Construction in progress		1,098.8
Transfers within property, plant and equipment	28.4	96.1
Balance, end of the year	4,280.5	4,119.8
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	3,011.1	1,554.6
Additions	106.5	71.0
Changes in asset retirement obligations	0.0	0.0
Disposals/derecognition	34.2	41.7
Transfers of Côté Gold Construction in progress		1,268.3
Transfers within property, plant and equipment	10.6	158.9
Balance, end of the year	3,094.0	3,011.1
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	164.9	139.0
Additions	12.8	34.8
Changes in asset retirement obligations	0.0	0.0
Disposals/derecognition	4.4	8.6
Transfers of Côté Gold Construction in progress		0.0
Transfers within property, plant and equipment	(3.4)	(0.3)
Balance, end of the year	169.9	164.9
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(3,134.0)	(3,299.4)
Depreciation expense	473.0	303.0
Disposals/derecognition	(30.2)	(48.7)
Transfers within property, plant and equipment	0.0
Net impairment (reversal) charge		(419.7)
Balance, end of the year	(3,576.8)	(3,134.0)
Accumulated Depreciation and Impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals/derecognition	0.0	0.0
Transfers within property, plant and equipment	0.0
Net impairment (reversal) charge		0.0
Balance, end of the year	0.0	0.0
Accumulated Depreciation and Impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,878.4)	(2,093.0)
Depreciation expense	268.5	157.2
Disposals/derecognition	0.0	0.0
Transfers within property, plant and equipment	2.1
Net impairment (reversal) charge		(371.8)
Balance, end of the year	(2,149.0)	(1,878.4)
Accumulated Depreciation and Impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,199.3)	(1,169.9)
Depreciation expense	173.7	116.8
Disposals/derecognition	(28.7)	(40.8)
Transfers within property, plant and equipment	0.5
Net impairment (reversal) charge		(46.6)
Balance, end of the year	(1,344.8)	(1,199.3)
Accumulated Depreciation and Impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(56.3)	(36.5)
Depreciation expense	30.8	29.0
Disposals/derecognition	(1.5)	(7.9)
Transfers within property, plant and equipment	(2.6)
Net impairment (reversal) charge		(1.3)
Balance, end of the year	$ (83.0)	$ (56.3)